CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative expenses	2,720,116	549,232	18,768,236	2,106,988	3,046,187	1,283,594
Total operating expenses	2,720,116	549,232	18,768,236	2,106,988
Operating loss	(2,720,116)	(549,232)	(18,768,236)	(2,106,988)
Unrealized loss on warrant derivative liabilities	(3,388,014)	0	(3,388,014)	0
Net loss	$ (6,108,130)	$ (549,232)	$ (22,156,250)	$ (2,106,988)	$ (3,046,187)	$ (1,283,594)
Loss per common share - basic and diluted (in dollars per share)	$ (0.26)	$ (0.03)	$ (1.00)	$ (0.12)	$ (0.16)	$ (0.11)
Weighted average number of common shares outstanding - basic and diluted (in shares)	23,662,145	18,249,258	22,053,748	18,130,014	18,922,418	11,263,651